Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share Capital	Reserve For Share-Based Payments	Accumulated Other Comprehensive Income (Loss)	Deficit
Balance, Shares at Dec. 31, 2018		43,670,965
Balance, Amount at Dec. 31, 2018	$ 17,074	$ 66,305	$ 734	$ (3,253)	$ (46,712)
Statement [Line Items]
Private Placement, Net Of Share Issue Costs, Shares		4,745,971
Private Placement, Net Of Share Issue Costs, Amount	1,084	$ 1,084	0	0	0
Property Acquisition (note 11(b)(ii)), Shares		115,000
Property Acquisition (note 11(b)(ii)), Amount	23	$ 23	0	0	0
Share Issue Expenses	(93)	(93)	0	0	0
Finders Fee Warrants	0	(32)	32	0	0
Share-based Payments	120	0	120	0	0
Cancellation And Expiration Of Stock Options	0	0	(155)	0	155
Expiration Of Finders Fee Warrants	0	0	(22)	0	22
Comprehensive Loss For The Year	(287)	0	0	756	(1,043)
Balance, Amount at Dec. 31, 2019	17,921	$ 67,287	709	(2,497)	(47,578)
Balance, Shares at Dec. 31, 2019		48,531,936
Statement [Line Items]
Share Issue Expenses	(233)	$ (233)	0	0	0
Finders Fee Warrants	0	(127)	127	0	0
Share-based Payments	170	0	170	0	0
Cancellation And Expiration Of Stock Options	0	0	(38)	0	38
Comprehensive Loss For The Year	(1,255)	$ 0	0	453	(1,708)
Private Placement, Shares		21,000,000
Private Placement, Amount	6,373	$ 6,373	0	0	0
Exercise Of Stock Options, Shares		576,000
Exercise Of Stock Options, Amount	138	$ 236	(98)	0	0
Exercise Of Share Appreciation Rights, Shares		143,303
Exercise Of Share Appreciation Rights, Amount	0	$ 59	(49)	0	(10)
Balance, Amount at Dec. 31, 2020	23,114	$ 73,595	821	(2,044)	(49,258)
Balance, Shares at Dec. 31, 2020		70,251,239
Statement [Line Items]
Share Issue Expenses	(363)	$ (363)	0	0	0
Finders Fee Warrants	0	(150)	150	0	0
Share-based Payments	974	0	974	0	0
Comprehensive Loss For The Year	(1,837)	$ 0	3	(5)	(1,832)
Private Placement, Shares		11,201,849
Private Placement, Amount	4,126	$ 4,126	0	0	0
Exercise Of Stock Options, Shares		650,000
Exercise Of Stock Options, Amount	204	$ 384	(180)	0	0
Exercise Of Share Appreciation Rights, Shares		104,884
Exercise Of Share Appreciation Rights, Amount	0	$ 56	(59)	0	3
Exercise Of Warrants, Shares		301,624
Exercise Of Warrants, Amount	72	$ 105	(33)	0	0
Balance, Amount at Dec. 31, 2021	$ 26,293	$ 77,753	$ 1,676	$ (2,049)	$ (51,087)
Balance, Shares at Dec. 31, 2021		82,509,596